Consolidated Statements Of Changes In Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Dividends to Arcos Dorados Holdings Inc.'s shareholders, per share	$ 0.24	$ 0.24	$ 0.24